Finance expense	12 Months Ended
Dec. 31, 2017
Finance expense
Finance expense

7.            Finance expense:

	For the year ended
	December 31,
	2017	2016
Finance expense:
Interest expense on long-term debt	$57.7	$26.2
Interest expense on defined benefit pension and other post-retirement benefit obligations (note 18(b)&(c))	9.2	9.5
Interest expense on orbital securitization liability (note 14)	7.8	1.6
Interest expense on advance payments	7.9	—
Capitalization of borrowing costs (notes 16(a))	(4.9)	(2.8)
Imputed interest and other	4.8	3.1
	$82.5	$37.6